Sources Of Revenue (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 12,412,405,000	$ 11,341,924,000	$ 9,957,851,000
Medicare ESRD program
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	5,413,652,000	5,058,262,000	4,677,053,000
Private/alternative payors
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	5,361,158,000	4,830,401,000	4,278,847,000
Medicaid and other government sources
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	619,419,000	538,077,000	433,092,000
Hospitals
Patient Service Revenue by Payor [Line Items]
Patient Service Revenue	$ 1,018,176,000	$ 915,184,000	$ 568,859,000